Accounts Receivable, Net (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Allowance For Doubtful Accounts Continuing Operation [Member]
Accounts Receivable, Net (Textual)
Recovery of bad debt	$ 10,148	$ 5,826	$ (46,831)